Oil and Gas Properties (Tables)	10 Months Ended
Oct. 31, 2013
Oil and Gas Properties [Abstract]
Schedule of Oil and Natural Gas Properties
Oil and natural gas properties as of October 31, 2013 and December 31, 2012 consisted of the following:

	October 31, 2013	December 31, 2012

Unevaluated properties	910,543	361,747
Net oil and gas properties	$910,543	$361,747